S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 10, 2026
Irenic Sponsor, LLC
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Irenic Sponsor, LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
All Officers, Directors and Director Nominees
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers, directors and director nominees as a group
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	six individuals
Adam Katz
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Adam Katz
Matthew Kupersmith
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Matthew Kupersmith
E-Fei Wang
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	E-Fei Wang
Paul Adams
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Paul Adams
Kirk S. Hachigian
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kirk Hachigian
Larry A. Lawson
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Larry Lawson